Benefit Plans (Weighted Average Assumptions Used to Determine Net Periodic Benefit Cost) (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
Discount rate	3.56%	4.08%	5.18%
Rate of compensation increase	3.87%	3.74%	3.63%